Manager
Securities Operations
[redacted]

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

05069325

1-31818

NYSE

RECD S.E.C.
NOV 2 2 2005
1086

November 22, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

PROCESSED
NOV 23 2005 E
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, SYNTHETIC FIXED-INCOME SECURITIES, INC. ON BEHALF OF STRATS(SM) TRUST FOR DOMINION RESOURCES, INC. SECURITIES, SERIES 2005-6, 1,000,000 STRATS(SM) Certificates, Series 2005-6 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 22, 2005. Tentative listing date – Not yet determined.

Sincerely,